Angel Oak Multi-Strategy Income Fund
Class A Shares – ANGLX
Class T Shares – ANGTX (not currently available for purchase)
Class C Shares – ANGCX
Institutional Class Shares – ANGIX

SUMMARY PROSPECTUS, PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION

May 31, 2019
(each as supplemented)

Effective immediately, Parks Capital Management no longer serves as a subadviser to the Angel Oak Multi-Strategy Income Fund (the “Multi-Strategy Income Fund”). Accordingly, all references to Parks Capital Management as a subadviser to the Multi-Strategy Income Fund are removed from the Summary Prospectus, Prospectus and Statement of Additional Information.